SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2021	December 31, 2020
300,000,000 common shares of $0.01 par value each (December 31, 2020: 300,000,000 shares of $0.01 par value each)	3,000	3,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2021	December 31, 2020
138,022,940 common shares of $0.01 par value each (December 31, 2020: 127,810,064 shares of $0.01 par value each)	1,380	1,278

The Company’s common shares are listed on the New York Stock Exchange.

On May 1, 2020, SFL filed a registration statement to register the sale of up to 10,000,000 Common Shares pursuant to the dividend reinvestment plan ("DRIP"), to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned or other cash amounts, in the Company's Common Shares on a regular basis, one time basis or otherwise. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, SFL may grant additional share sales to investors from time to time up to the amount registered under the plan. During the six months ended June 30, 2021, the Company declared a dividend of $0.15 per share on February 17, 2021 to shareholders of record as of March 15, 2021, with an ex-dividend date of March 12, 2021. The Company also declared a dividend of $0.15 per share on May 12, 2021 to shareholders of record as of June 14, 2021, with an ex-dividend date of June 11, 2021.

In May 2020, the Company entered into an equity distribution agreement with BTIG LLC ("BTIG") under which SFL may, from time to time, offer and sell new ordinary shares having aggregate sales proceeds of up to $100.0 million through an At-the-Market Sales Agreement offering ("ATM").

During the six months ended June 30, 2021, the Company issued and sold a total of 10.2 million shares (2020: 8.4 million) under these DRIP and ATM arrangements. Total proceeds, net of costs, of $85.4 million were received (2020: $61.5 million), resulting in a premium on issue of $85.3 million (2020: $61.4 million).

During the six months ended June 30, 2021, the Company repurchased some of its 4.875% senior unsecured convertible notes due 2023 with principal amounts totaling $2.0 million (2020: $8.4 million). The equity component of these extinguished notes was valued at $0.1 million (2020: $0.3 million) and has been deducted from "Additional paid-in capital".

During the six months ended June 30, 2021, the Company repurchased some of its 5.75% senior unsecured convertible notes due 2021 with principal amounts totaling $65.3 million (2020: none). The equity component of these extinguished notes was valued at $0.4 million and has been deducted from "Additional paid-in capital".

No new shares were issued following the exercise of share options in the six months ended June 30, 2021. During the six months ended June 30, 2020, the Company issued a total of 6,869 new shares following the exercise of share options.

During the six months ended June 30, 2021, $35.7 million of the dividend declared was paid from contributed surplus (2020: $109.4 million).